Stock-based Compensation - Summary of Share-based Payment Arrangement, Restricted Stock Units Exercise Price Range (Detail) - Restricted Stock Units (RSUs) [Member] - USD ($)
$ / shares in Units, $ in Thousands
6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Number outstanding	3,739,867	133,384
Outstanding, Weighted average exercise price	$ 6.29	$ 7.89
Range Of Exercise Price One [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Number outstanding	240,000
Outstanding, Weighted average remaining contractual term	6 years 11 months 8 days
Outstanding, Weighted average exercise price	$ 3.4
Outstanding, Aggregate intrinsic value	$ 833
Range Of Exercise Price One [Member] | Maximum [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Range Of Exercise Prices	$ 3.47
Range Of Exercise Price One [Member] | Minimum [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Range Of Exercise Prices	$ 3.31
Range Of Exercise Price Two [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Number outstanding	3,302,159
Outstanding, Weighted average remaining contractual term	6 years 9 months 21 days
Outstanding, Weighted average exercise price	$ 6.43
Outstanding, Aggregate intrinsic value	$ 11,491
Range Of Exercise Price Two [Member] | Maximum [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Range Of Exercise Prices	$ 6.43
Range Of Exercise Price Two [Member] | Minimum [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Range Of Exercise Prices	6.41
Range Of Exercise Price Three [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Range Of Exercise Prices	$ 6.8
Outstanding, Number outstanding	66,174
Outstanding, Weighted average remaining contractual term	6 years 6 months 18 days
Outstanding, Weighted average exercise price	$ 6.8
Outstanding, Aggregate intrinsic value	$ 230
Range Of Exercise Price Four [Member]
Schedule Of Share Based Compensation Shares Authorized Under Equity Instruments Other Than Options By Exercise Price Range [Line Items]
Outstanding, Range Of Exercise Prices	$ 7.89
Outstanding, Number outstanding	131,534
Outstanding, Weighted average remaining contractual term	6 years 5 months 15 days
Outstanding, Weighted average exercise price	$ 7.89
Outstanding, Aggregate intrinsic value	$ 458